Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-30666
Entity Registrant Name	NETEASE, INC.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	NetEase Building, No. 599 Wangshang Road
Entity Address, Address Line Two	Binjiang District
Entity Address, City or Town	Hangzhou
Entity Address, Postal Zip Code	310052
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	3,210,783,141
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China
Entity Central Index Key	0001110646
Document Fiscal Period Focus	FY
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, each representing five ordinary shares, par value US$0.0001 per share
Trading Symbol	NTES
Security Exchange Name	NASDAQ
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact
Document and Entity Information
Entity Address, Address Line One	Guoco Midtown #19-01
Entity Address, City or Town	128 Beach Road
Entity Address, Postal Zip Code	189773
Entity Address, Country	SG
Contact Personnel Name	Paul W. Boltz, Jr.
City Area Code	+65
Local Phone Number	6980 0628
Contact Personnel Email Address	ir@service.netease.com